Report of Directors Corporate Governance - Payments for loss of office (Details)	4 Months Ended	12 Months Ended
	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£)
Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Directors' remuneration expense		£ 9,164,000	£ 10,396,000
Base salary		914,000	1,336,000
Fixed pay allowance (’FPA’)		1,138,000	1,700,000
Cash in lieu of pension		£ 91,000	£ 134,000
Retirement of CEO | Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Base salary	£ 454,844
Fixed pay allowance (’FPA’)	562,019
Cash in lieu of pension	45,484
Directors remuneration expense, benefits	84,707
Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Retention period		5 years
Sir Noel Quinn | Retirement of CEO
Disclosure of transactions between related parties [line items]
Directors' remuneration expense	£ 1,147,055
Sir Noel Quinn | Maximum
Disclosure of transactions between related parties [line items]
Post-departure benefit period		7 years
Sir Noel Quinn | 2022 LTI Award
Disclosure of transactions between related parties [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	669,995	669,995
Sir Noel Quinn | 2023 LTI Award
Disclosure of transactions between related parties [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	433,268	433,268